AQR Global Fund Investment Strategy - AQR Global Fund	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	The Fund seeks to outperform, after expenses, the MSCI World Net Total Return USD Index (the Global Equity Benchmark) while seeking to control its tracking error relative to this benchmark. While the Adviser expects that the Fund’s targeted annualized forecasted tracking error will typically range between 3-5% relative to the Global Equity Benchmark; the Adviser may, on occasion, tactically target a level of tracking error outside of this range. The actual or realized tracking error level for longer or shorter periods may be materially higher or lower depending on market conditions, sector positioning, securities selection and other factors. Higher tracking error generally indicates higher market risk. Actual or realized tracking error can and will differ from the forecasted or target tracking error described above.Generally, the Fund will invest in instruments of companies located in a number of different countries throughout the world, one of which will be the United States. Under normal circumstances, the Fund will invest at least 40% of its assets in non-U.S. companies. Notwithstanding the previous sentence, if the weighting of non-U.S. companies in the Global Equity Benchmark drops below 45%, the Fund may invest a lower amount in non-U.S. companies, which will normally be such that the minimum level for non-U.S. companies will be 5% below the weighting of non-U.S. companies in the Global Equity Benchmark as of the end of the prior business day (or, if such information is unavailable, the most recently published composition). The Fund will allocate its assets among various regions and countries, including the United States (but in no less than three different countries outside of the U.S.).The Fund’s portfolio normally will be managed by both overweighting and underweighting securities, countries and currencies relative to the Global Equity Benchmark, using the Adviser’s proprietary quantitative return forecasting models and systematic risk-control methods. The Fund will take both long and short positions in the equity securities in which it invests, as opposed to a traditional “long-only” portfolio which does not establish short positions. Selling securities short allows the Fund to reflect to a greater extent, compared to a long-only approach, the Adviser’s views on securities it expects to underperform. Selling securities short also allows the Fund to establish additional long positions using the short sale proceeds, and thereby take greater advantage, compared to a long-only approach, of the Adviser’s views on securities it expects to outperform. Through the reinvestment of the short sale proceeds, the Fund generally intends to target a long exposure of more than 100% of the Fund’s net assets with a short exposure that is determined such that the net exposure (long exposure minus short exposure) of the Fund’s net assets is approximately 100%. Actual long and short exposures will vary according to market conditions. The Fund’s long exposures are expected to range between 100% and 140% of the Fund’s net assets. The Fund’s short exposures are expected to range between 0% and 40% of the Fund’s net assets.The Fund, when taking a long equity position, will purchase a security that will benefit from an increase in the price of that security. When taking a short equity position, the Fund borrows the security from a third party and sells it at the then current market price. A short equity position will benefit from a decrease in price of the security and will lose value if the price of the security increases. When the Adviser determines that market conditions are unfavorable, the Fund may reduce its long market exposure. Similarly, when the Adviser determines that market conditions are favorable, the Fund may increase its long market exposure.The Adviser starts with the securities that are included in the Global Equity Benchmark and augments them with additional securities that are deemed to have similar characteristics. From this investment universe, the Adviser employs a disciplined approach emphasizing both top-down country/currency allocation and bottom-up security selection decisions that include selection of individual stocks within industries as well as explicit industry/sector selection.The Adviser employs a model in which it aggregates many measures, or signals, that are used to determine a stock’s relative attractiveness. This model uses several hundred signals over multiple time horizons to generate forecasts of individual stock price movements, changes in company fundamentals, and stock price risk. The Adviser deploys insights from academic research as well as proprietary signals, which it believes are not widely known and/or are difficult to exploit using commonly deployed investment approaches. Signals are selected based on their economic intuition, historical efficacy in forecasting returns, statistical and economic significance, and effectiveness across equity universes and market environments. Signals can be further grouped into broader signal categories to generate an investment portfolio based on the Adviser’s global security selection and asset allocation models. The below categories describe the information the Adviser may utilize in the investment process of the Fund.•Mispricing indicators identify investments that may deviate from their fair value. Examples of value indicators include using price-to-earnings and price-to-book ratios for choosing individual equities.•Price and fundamental trend indicators identify investments showing signs of improvement, whether based on prices or fundamentals. Examples of momentum indicators include simple price momentum for choosing individual equities based on strong recent performance.•Fundamentals indicators identify stable companies in good business health, including those with strong profitability and stable earnings.•Market Participants’ and Management Behavior indicators identify companies favored by informed participants or companies whose management is acting in shareholder-friendly ways.•In addition to these indicators, the Adviser may use a number of additional indicators based on the Adviser’s proprietary research. The Adviser may add or modify the economic indicators employed in selecting portfolio holdings from time to time.The Adviser takes into account the potential U.S. federal income tax impact on shareholders’ after-tax investment return of certain trading decisions, including but not limited to, selling or closing out of instruments to realize losses, or refraining from selling or closing out of instruments to avoid currently realizing gains, when determined by the Adviser to be appropriate. The Adviser will also take into consideration various tax rules pertaining to holding periods, wash sales, constructive sales, and straddles.The Adviser views the selection of individual securities, countries and currencies as three independent decisions. The Adviser may utilize country index futures, index swaps, swaps on equity index futures, currencies and foreign currency forwards to overweight or underweight the country and currency exposure of the overall portfolio relative to the Global Equity Benchmark.In seeking to achieve its investment objective, the Fund may enter into both “long” and “short” positions in equity indexes and currencies using derivative instruments. The owner of a “long” position in a derivative instrument will benefit from an increase in the price of the underlying investment. The owner of a “short” position in a derivative instrument will benefit from a decrease in the price of the underlying investment.Generally, the Fund will invest in equity and equity-related instruments (including, but not limited to, exchange-traded funds, equity index futures, equity index swaps, swaps on equity index futures, depositary receipts, and real estate investment trusts ("REITs") or REIT-like entities). The Fund will invest in companies with a broad range of market capitalizations. The Fund has no market capitalization constraints. The Fund invests primarily in securities comprising the Global Equity Benchmark and also invests to some extent in securities outside the Global Equity Benchmark which the Adviser deems to have similar investment characteristics to the securities comprising the Global Equity Benchmark. The Fund may also invest in or use rights, warrants, equity swaps, financial futures contracts, swaps on futures contracts, forward foreign currency contracts and other types of derivative instruments, as well as exchange-traded funds and similar pooled investment vehicles in seeking to achieve its investment objective, for hedging purposes, to gain exposure to the equity markets and to maintain liquidity to pay for redemptions. The Fund may invest in short-term instruments, including U.S. Government securities, bank certificates of deposit, money market instruments or funds, and such other liquid investments deemed appropriate by the Adviser. The Fund may invest in these securities without limit for temporary defensive purposes.The Adviser utilizes portfolio optimization techniques to determine trading activity, taking into account both anticipated transaction costs and potential tax consequences associated with trading each equity instrument.